Related Party Transactions - Disclosure Of Operating Results On Account Of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Voyage Expenses	$ 14,728	$ 16,437	$ 32,272	$ 29,794
Operating income	$ 13,353	$ 4,360	22,687	12,573
Total net income from the Luna Pool			5,923	0
Loona Pool Agency Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Time and Voyage Charter Revenues			10,246
Voyage charter revenues from Luna Pool collaborative arrangements			2,596
Brokerage Commissions			(170)
Voyage Expenses			(2,701)
Voyage Expenses - Luna Pool collaborative arrangements			(3,043)
Operating income			6,928
Other Income			117
Total net income from the Luna Pool			7,045
Ocean Yield Malta Limited [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Total net income from the Luna Pool			(1,122)
Related Party Transaction, Amounts of Transaction			(1,122)	$ 0
Ocean Yield Malta Limited [Member] | General and Administrative Expenses [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			(9)
Ocean Yield Malta Limited [Member] | Interest Expense [Member]
Disclosure Of Operating Results On Account Of Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction			$ (1,113)